Stock Compensation Stock Option Activity (Detail) (USD $)	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2012
Option Shares Outstanding
Outstanding, Beginning Balance	3,000,000	0
Awarded	4,869,212	3,000,000
Exercised	(231,250)	0
Forfeited	0	0
Outstanding, Ending Balance	7,637,962	3,000,000	0
Vested	2,119,803	1,500,000
Vested and expected to vest	7,637,962	3,000,000
Weighted Average Exercise Price
Outstanding, Beginning Balance	$ 0.38	$ 0
Awarded	$ 0.35	$ 0.38
Exercised	$ 0.40	$ 0
Forfeited	$ 0	$ 0
Outstanding, Ending Balance	$ 0.36	$ 0.38	$ 0
Vested	$ 0.37	$ 0.37
Vested and expected to vest	$ 0.36	$ 0.38
Weighted Average Remaining Contractual Term (years)
Awarded	0 years	0 years
Exercised	0 years	0 years
Forfeited	0 years	0 years
Balance	5 years 8 months 1 day	4 years 10 months 17 days	0 years
Vested	4 years 11 months 23 days	3 years 10 months 24 days
Vested and expected to vest	5 years 8 months 1 day	4 years 10 months 17 days
Aggregate Intrinsic Value
Outstanding, Beginning Balance	$ 0	$ 0
Awarded		0
Exercised		0
Forfeited		0
Outstanding, Ending Balance	29,600	0	0
Vested	6,100	0
Vested and expected to vest	$ 29,600	$ 0